Acquisitions (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Dec. 03, 2015 USD ($) shareholder	Dec. 03, 2015 CNY (¥) shareholder	Jan. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jan. 31, 2015 USD ($)	Jan. 31, 2015 CNY (¥)
Acquisitions
Goodwill recognized from the acquisition				$ 1,660		¥ 10,755
B2B flight ticket reservation company
Acquisitions
Equity interest acquired (as a percentage)	45.00%	45.00%					55.00%	55.00%
Total consideration in cash	$ 973	¥ 6,300	¥ 11,000
Goodwill recognized from the acquisition							$ 1,660	¥ 10,755
Number of non-controlling selling shareholders	3	3
Cash compensation for key management future services	$ 417	¥ 2,700
Amortization period of cash compensation	1 year	1 year
Revenue of acquiree since the acquisition date included in the consolidated statement of operations				447	¥ 2,893
Net loss of acquiree since the acquisition date included in the consolidated statement of operations				$ 2,181	¥ 14,126